TAXES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income tax rate	17.00%
Operating loss	$ (1,917,203)	$ 775,952	$ (1,226,777)
Tax cases assessment, description	Under relevant Singapore tax laws, tax cases are normally subject to investigation by the tax authority for up to 4 years of assessment prior to the current year of assessment for Corporate Income Tax, and 5 years from the end of the prescribed accounting period for Goods and Services Tax.
SINGAPORE
Income tax rate	17.00%
Operating loss	$ 3,438,013	$ 3,888,320